SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Subsequent Event [Line Items]
Warrant exercise price				$ 1.10
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			60,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	150,000	1,585,000
Proceeds from Stock Options Exercised	$ 150,000
Warrant exercise price	$ 3.00	$ 3.00
Class of Warrant or Right, Outstanding	635,000	635,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	75,000
Accounts Payable	$ 150,000	$ 150,000
Subsequent Event [Member] | Jerry Katzman MD [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	300,000	300,000
Subsequent Event [Member] | Virender Ahluwalia [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	50,000	50,000
Subsequent Event [Member] | Herbert Gould MD [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	160,000	160,000
Subsequent Event [Member] | Dessy Boneva MD [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	50,000	50,000
Subsequent Event [Member] | Vinay Mehindru MD [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding	75,000	75,000